Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 8,308	$ 7,964
Accounts Receivable, Allowance for Credit Loss, Writeoff	(2,293)	(437)
Increase to bad debt expense	(994)	781
Accounts Receivable, Allowance for Credit Loss, Current	$ 5,021	$ 8,308